As filed with the Securities and Exchange Commission on May 20, 2022

File Nos. 333-183945 and 811-22747

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 100

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 101

ALPS SERIES TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (303) 623-2577

Patrick Rogers, Secretary

ALPS Series Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and Address of Agent for Service)

With copies to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

It is proposed that this filing will become effective: (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on [ ] pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on (date) pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 95 to its Registration Statement until June 17, 2022. Parts A, B and C of Registrant’s Post-Effective Amendment No. 95 under the Securities Act of 1933 and Amendment No. 96 under the Investment Company Act of 1940, filed on December 10, 2021, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 100 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 20th day of May, 2022.

ALPS SERIES TRUST

By:	/s/ Dawn K. Cotten
Dawn K. Cotten
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ward D. Armstrong	Trustee and Chairman	May 20, 2022
Ward D. Armstrong*

/s/ J. Wayne Hutchens	Trustee	May 20, 2022
J. Wayne Hutchens *

/s/ Patrick Seese	Trustee	May 20, 2022
Patrick Seese*

/s/ Merrillyn J. Kosier	Trustee	May 20, 2022
Merrillyn J. Kosier*
/s/ Jill McFate	Treasurer, Principal Financial Officer, and Principal Accounting Officer	May 20, 2022
Jill McFate
/s/ Dawn K. Cotten	President, Principal Executive Officer	May 20, 2022
Dawn K. Cotten

*	Signature affixed by Patrick Rogers pursuant to a Power of Attorney dated November 18, 2021.